Reconciliation of Liabilities Arising from Financing Activities	12 Months Ended
Dec. 31, 2017
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Reconciliation of Liabilities Arising from Financing Activities
32.	RECONCILIATION OF LIABILITIES ARISING FROM FINANCING ACTIVITIES

The table below details changes in the Group’s liabilities arising from financing activities, including both cash and non-cash changes. Liabilities arising from financing activities are those for which cash flows were, or future cash flows will be, classified in the Group’s consolidated statements of cash flows as cash flows from financing activities.

	Short-term Debt	Long-term debt and payable	Finance lease obligations	Consideration payables in respect of the Eighth Acquisition (Note 17)	Consideration payable in respect of the acquisition of non-controlling interests (Note 17)	Dividend payable	Total
	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Balance as of January 1, 2017	40,780	71,646	102	—	—	—	112,528
Financing cash flows	13,778	(22,191)	(84)	—	(31)	(7,619)	(16,147)
New finance leases	—	—	55	—	—	—	55
Interest expenses	—	295	9	—	—	—	304
Foreign exchange gain	—	(8)	—	—	—	—	(8)
Acquisition of the Eighth Acquired Group	—	—	—	87	—	—	87
Acquisition of non-controlling interests	—	—	—	—	150	—	150
Distribution to non-controlling interests	—	—	—	—	—	89	89
Dividends declared	—	—	—	—	—	7,530	7,530
Others	—	—	(5)	—	—	—	(5)

Balance as of December 31, 2017	54,558	49,742	77	87	119	—	104,583